UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   November 10, 2011
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	17
Form 13F Information Table Value Total: $281,379

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
09/30/2011

ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  13,439   393,422   SHS  0SOLE  NONE   393,422
AT&T INC                          COM              00206R10A  6,836    230,700   SHS  0SOLE  NONE   230,700
BERKSHIRE HATHAWAY                CL B NEW         084670702  35,136   476,075   SHS  0SOLE  NONE   476,075
CBIZ INC.		  	  COM		   124805102  23,384   3,415,550 SHS  0SOLE  NONE 3,415,550
COINSTAR INC		  	  COM 		   19259P30   23,800   572,720   SHS  0SOLE  NONE   572,720
CVS CAREMARK CORP		  COM		   12665010   32,660   935,920   SHS  0SOLE  NONE   935,920
DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  17,630   1,591,911 SHS  0SOLE  NONE 1,591,911
GENERAC HOLDINGS INC		  COM	   	   36873610   4,929    252,207	 SHS  0SOLE  NONE   252,207
GAP INC				  COM		   36476010   23,731   1,406,580 SHS  0SOLE  NONE 1,406,580
ICONIX BRAND GROUP		  COM	   	   451055107  31,989   1,948,813 SHS  0SOLE  NONE 1,948,813
INCREDIMAIL LTD.                  COM              M5364E10F  981      208,049   SHS  0SOLE  NONE   208,049
ITURAN LOCATION AND CONTROL       SHS              M6158M104  5,872    485,164   SHS  0SOLE  NONE   485,164
KENNETH COLE PRODUCTIONS	  CLASS A	   19329410   10,928   980,278   SHS  0SOLE  NONE   980,278
PRESTIGE BRANDS HOLDINGS	  COM	   	   74112D10A  8,974    954,477	 SHS  0SOLE  NONE   954,477
SIX FLAGS ENT CORP                COM              83001A10F  19,555   679,050   SHS  0SOLE  NONE   679,050
SMART TECHNOLOGIES                CLASS A SUB VTG  83172R10   15,420   3,533,900 SHS  0SOLE  NONE 3,533,900
UNIVERSAL ELECTRONICS INC	  COM   	   913483310  6,115    359,124	 SHS  0SOLE  NONE   359,124
